Offerings	Jun. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	8,025,494
Proposed Maximum Offering Price per Unit	58.67
Maximum Aggregate Offering Price	$ 470,855,732.98
Fee Rate	0.01381%
Amount of Registration Fee	$ 65,025.18
Offering Note	Note 1.A: Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-8 (the "Registration Statement") shall also cover any additional shares of the Class A common stock of Oklo Inc. (the "Registrant") that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant's receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant's Class A common stock. Note 1.B: Represents 8,025,494 additional shares of the Registrant's Class A common stock that were automatically added to the shares authorized for issuance under the Registrant's 2024 Equity Incentive Plan (the "2024 Plan") on January 1, 2026 pursuant to an annual "evergreen" increase provision contained in the 2024 Plan. Note 1.C: Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share of $58.67 was computed by averaging the high and low prices of a share of the Registrant's Class A common stock as reported on the New York Stock Exchange on June 22, 2026.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001 per share
Amount Registered | shares	1,605,099
Proposed Maximum Offering Price per Unit	49.87
Maximum Aggregate Offering Price	$ 80,046,287.13
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,054.39
Offering Note	See Note 1.A above. Note 2.A: Represents 1,605,099 additional shares of the Registrant's Class A common stock that were automatically added to the shares authorized for issuance under the Registrant's 2024 Employee Stock Purchase Plan (the "ESPP") on January 1, 2026, pursuant to an annual "evergreen" increase provision contained in the ESPP. Note 2.B: Estimated in accordance with Rules 457(c) and (h) of the Securities Act, solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is equal to 85% of $58.67 and was computed by averaging the high and low prices of a share of the Registrant's Class A common stock as reported on the New York Stock Exchange on June 22, 2026. Under the ESPP, the purchase price of a share of Class A common stock is equal to 85% of the fair market value of the Registrant's Class A common stock on the offering date or the purchase date, whichever is less.